Material related party transactions - Key management personnel compensation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Material related party transactions
Short-term employee benefits	¥ 8,795	¥ 5,431	¥ 7,832
Employee compensation expense (Note 8(i) and Note 32)		4,771
Equity-settled share-based payment expenses (Note 32)	39,727	79,021	28,574
Total	¥ 48,522	¥ 89,223	¥ 36,406